Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026		Jun. 30, 2025		Sep. 24, 2024	Dec. 31, 2025
Income Statement [Abstract]
Revenue		$ 1,587	$ 465			$ 3,056			$ 4,215
Cost of revenue		722	2,072			1,400			1,873
Gross profit		865	(1,607)			1,656			2,342
Selling, general and administrative expenses	26,187	21,331	26,462	114,723		51,490		76,872	147,694
Payroll expense	414,186	489,114	578,100	1,514,886		856,147		334,644	2,008,394
Professional service fees	198,364	75,003	116,652	730,627		142,945		243,057	931,279
Impairment loss on Intellectual property									2,550,000
Depreciation and amortization		75,000	150,000			150,000			300,000
Total operating expenses	638,737	660,448	871,214	2,360,236		1,200,582		654,573	5,937,367
Operating loss	(638,737)	(659,583)	(872,821)	(2,360,236)		(1,198,926)		(654,573)	(5,935,025)
Other income (loss)	50	(1,000)		62					1,000
Impairment loss on investment									(500,000)
Gain on debt settlement									175,000
Interest income (expense), net	(39)		10,030	(287,028)		(427)		(67)	(19,166)
Total other income (expense)	11	(1,000)	10,030	(286,966)		(427)		(67)	(343,166)
Net loss	(638,726)	(660,583)	$ (862,791)	(2,647,202)		(1,199,353)		$ (654,640)	$ (6,278,191)
Accretion to redeemable preferred equity	217,753			2,062,360
Dividends on Series A preferred stock	78,540			88,508
Net Loss attributable to common stockholders	$ (935,019)	$ (660,583)		$ (4,798,070)		$ (1,199,353)
Net loss per share:
Net loss per share attributable to common stockholders - basic	$ (0.10)	$ (0.05)	$ (0.07)	$ (0.41)		$ (0.09)			$ (0.46)
Net loss per share attributable to common stockholders - diluted	$ (0.10)	$ (0.05)	$ (0.07)	$ (0.41)		$ (0.09)			$ (0.46)
Weighted average shares outstanding:
Weighted average shares outstanding - basic	8,994,253	13,336,471	13,089,592	11,705,727	[1]	13,276,331	[1]		13,565,096
Weighted average shares outstanding - diluted	8,994,253	13,336,471	13,089,592	11,705,727	[1]	13,276,331	[1]		13,565,096

[1]	Due to the anti-dilutive effect, the computation of basic and diluted EPS did not include the shares underlying the exercise of warrants, options, RSUs and Series A preferred stock as the Company had a net loss for the three and six months ended June 30, 2026 and 2025.